SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Leases
Operating leases	$ 473,993	$ 593,389	$ 428,075
Total lease assets	473,993	593,389	428,075
Operating leases		134,578	373,398
Operating leases	413,587	461,515	77,810
Total lease liabilities	484,376	596,093	$ 451,208
Operating leases	$ 70,789	$ 134,578